MANAGERS TRUST I

MANAGERS FREMONT GLOBAL FUND

(RENAMED MANAGERS AMG FQ GLOBAL ESSENTIALS FUND)

(“GLOBAL FUND”)

MANAGERS SMALL CAP FUND

(RENAMED MANAGERS FRONTIER SMALL CAP GROWTH FUND)

(“SMALL CAP FUND”)

MANAGERS FREMONT MICRO-CAP FUND

(RENAMED MANAGERS MICRO-CAP FUND)

(“MICRO-CAP FUND”)

MANAGERS FREMONT INSTITUTIONAL MICRO-CAP FUND

(RENAMED MANAGERS INSTITUTIONAL MICRO-CAP FUND)

(“INSTITUTIONAL MICRO-CAP FUND”)

MANAGERS REAL ESTATE SECURITIES FUND

(“REAL ESTATE FUND”)

MANAGERS FREMONT BOND FUND

(RENAMED MANAGERS PIMCO BOND FUND)

(“BOND FUND”)

Supplement dated January 4, 2010

to the Prospectus dated March 1, 2009, as supplemented March 4, 2009,

August 31, 2009, September 15, 2009, September 28, 2009, and December 7, 2009

(supplanting the supplement dated September 28, 2009)

The following information supplements and supersedes any information to the contrary relating to the funds named above (collectively, the “Funds”), each a series of Managers Trust I (the “Trust”), contained in the Funds’ Prospectus dated and supplemented as noted above (the “Prospectus”).

Global Fund and Small Cap Fund

EFFECTIVE IMMEDIATELY, SHARES OF THE GLOBAL FUND AND SMALL CAP FUND ARE NO LONGER OFFERED UNDER THE PROSPECTUS AND WILL BE OFFERED UNDER A NEW SEPARATE PROSPECTUS FOR EACH OF THE GLOBAL FUND AND SMALL CAP FUND, EACH DATED DECEMBER 19, 2009 AS SUPPLEMENTED JANUARY 4, 2010 (EACH A “NEW PROSPECTUS”). SHARES OF THE GLOBAL FUND AND SMALL CAP FUND ARE ALSO OFFERED UNDER SEPARATE STATEMENTS OF ADDITIONAL INFORMATION, EACH DATED DECEMBER 19, 2009 AS SUPPLEMENTED JANUARY 4, 2010 (EACH A “STATEMENT OF ADDITIONAL INFORMATION”).

Each of the Global Fund’s and Small Cap Fund’s New Prospectus and Statement of Additional Information contain important information about each Fund, including management, investment, and share class changes to the Funds that were previously approved by the Board of Trustees of the Trust. A New Prospectus will be delivered to shareholders who hold shares of the Global Fund or Small Cap Fund (as applicable) as of January 1, 2010, or who purchase shares of the Funds following January 1, 2010. All other interested persons and prospective shareholders may visit http://www.managersinvest.com/mutualfunds/prospectus.html or call Managers Investment Group LLC (“Managers”), the investment manager of the Funds, toll-free at 1-800-835-3879 to obtain copies of the New Prospectuses or Statements of Additional Information.

Effective as of January 1, 2010, the Small Cap Fund was renamed the Managers Frontier Small Cap Growth Fund, in connection with the hiring of Frontier Capital Management Co., LLC (“Frontier”) as the subadvisor for the Small Cap Fund, as described in the supplement to the Prospectus dated September 15, 2009. The new subadvisory agreement between Managers and Frontier was approved by shareholders of the Small Cap Fund at a meeting held on December 11, 2009.

Micro-Cap Fund and Institutional Micro-Cap Fund

Effective as of January 1, 2010, the Managers Fremont Micro-Cap Fund was renamed the Managers Micro-Cap Fund and the Managers Fremont Institutional Micro-Cap Fund was renamed the Managers Institutional Micro-Cap Fund, as previously described in the supplement to the Prospectus dated December 7, 2009.

Bond Fund

Effective as of January 1, 2010 (the “Effective Date”), the Managers Fremont Bond Fund was renamed the Managers PIMCO Bond Fund. There were no other changes to the Bond Fund as of the Effective Date, including with respect to the Bond Fund’s subadvisor, investment strategies or risks. Pacific Investment Management Company, LLC (“PIMCO”) has been a subadvisor to the Bond Fund since March 1994.

Real Estate Fund

Todd Bridell no longer serves as portfolio manager for the Real Estate Fund and all references to Todd Bridell in the Prospectus are hereby deleted. Dean Frankel and Eric Rothman will continue to serve as portfolio managers jointly and primarily responsible for the day-to-day management of the Real Estate Fund’s portfolio. Dean Frankel will serve as the lead portfolio manager, supported by Eric Rothman, and together they will supervise the day-to-day operations of the portfolio management team dedicated to the Real Estate Fund. Accordingly, all references in the Prospectus to the portfolio managers of the Real Estate Fund shall now refer to Dean Frankel and Eric Rothman.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE